Contingencies	9 Months Ended
Sep. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets Explanatory [Abstract]
Contingencies	Contingencies
From time to time, the Company has been and may become involved in legal proceedings arising in the ordinary course of its business.

In August 2017, two securities class action lawsuits were filed, which were consolidated into a single lawsuit in September
2017, alleging violations of the U.S. federal securities laws by the Company, the Company's President and CEO, and the
Company's Chief Financial Officer. The plaintiffs asserted claims primarily based on purported misrepresentations regarding
Sequans’ revenue recognition policy in its Annual Reports on Form 20-F for the fiscal years ended 2015 and 2016. In particular, plaintiffs claim that an August 1, 2017 press release, in which the Company disclosed a $740,000 reduction in previously recognized revenue, indicated that representations in earlier public disclosures regarding revenue were false or misleading. An amended complaint was filed in April 2018, and the Company and the individual defendants subsequently filed a motion to dismiss. On September 30, 2019, the Court issued a decision dismissing the claims against the Company's CFO, but permitting the claims against the Company and the Company's CEO to proceed. After a second mediation session in April 2020, the parties agreed to a settlement for an amount of $2.75 million, which has been approved by the Court on September 28, 2020 and paid.

In 2018, the Company recorded a provision for $700,000, representing its deductible expenses under its insurance policy. As of December 31, 2019, no provision remains. Expenses above $700,000 will be covered by insurance; the remaining amount to be paid by the insurers as of September 30, 2020 totals $569,000 and is recorded in other receivables on the balance sheet.

Management is not aware of any other legal proceedings that, if concluded unfavorably, would have a significant impact on the
Company's financial position, operations or cash flows.